Goodwill and Intangible Assets - Schedule of Goodwill (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023
Schedule of Goodwill [Line Items]
Beginning balance	$ 579,337	$ 549,798	$ 549,798	$ 400,957	$ 400,957
2025 Acquisitions	5,264		29,500		148,901
Adjustments	588		517		3
Foreign Currency Translation of non-USD functional currency goodwill	790		478		63
Ending balance	585,979	579,337	579,337	549,798	549,798
INF [Member]
Schedule of Goodwill [Line Items]
Beginning balance	107,821	91,658	91,658	90,932	90,932
2025 Acquisitions	2,005		16,163		726
Adjustments
Foreign Currency Translation of non-USD functional currency goodwill
Ending balance	109,826	107,821	107,821	91,658	91,658
BTS [Member]
Schedule of Goodwill [Line Items]
Beginning balance	126,344	115,945	115,945	111,838	111,838
2025 Acquisitions	3,259		10,457		4,077
Adjustments	588				13
Foreign Currency Translation of non-USD functional currency goodwill	143		58		(17)
Ending balance	130,334	126,344	126,344	115,945	115,945
GEO [Member]
Schedule of Goodwill [Line Items]
Beginning balance	345,172	342,195	342,195	198,187	198,187
2025 Acquisitions			2,880		144,098
Adjustments			517		(10)
Foreign Currency Translation of non-USD functional currency goodwill	647		420		80
Ending balance	$ 345,819	$ 345,172	$ 345,172	$ 342,195	$ 342,195